SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	988,374,000
Weighted average remaining contractual term (years)	4 years 3 months 3 days
Weighted average exercise price (in usd per share)	$ 22,490
Options Exercisable (in shares) | shares	361,923,000
Weighted average exercise price of options exercisable (in usd per share)	$ 45,880
$0.27-0.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	0.27
Range of exercise price, upper (in usd per share)	$ 0.31
Options outstanding (in shares) | shares	795,386,000.0
Weighted average remaining contractual term (years)	4 years 5 months 4 days
Weighted average exercise price (in usd per share)	$ 280
Options Exercisable (in shares) | shares	198,953,000.0
Weighted average exercise price of options exercisable (in usd per share)	$ 300
$6.72-8.57
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	6.72
Range of exercise price, upper (in usd per share)	$ 8.57
Options outstanding (in shares) | shares	2,309,000.0
Weighted average remaining contractual term (years)	3 years 3 months 21 days
Weighted average exercise price (in usd per share)	$ 6,990
Options Exercisable (in shares) | shares	2,309,000.0
Weighted average exercise price of options exercisable (in usd per share)	$ 7,000.0
$20.44-24.99
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	20.44
Range of exercise price, upper (in usd per share)	$ 24.99
Options outstanding (in shares) | shares	3,606,000.0
Weighted average remaining contractual term (years)	7 years 3 days
Weighted average exercise price (in usd per share)	$ 22,070.00
Options Exercisable (in shares) | shares	942,000.0
Weighted average exercise price of options exercisable (in usd per share)	$ 21,600
$37.21-54.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	37.21
Range of exercise price, upper (in usd per share)	$ 54.51
Options outstanding (in shares) | shares	8,115,000.0
Weighted average remaining contractual term (years)	5 years 3 months 3 days
Weighted average exercise price (in usd per share)	$ 43,970
Options Exercisable (in shares) | shares	6,386,000.0
Weighted average exercise price of options exercisable (in usd per share)	$ 41,100
$57.10-85.14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	57.10
Range of exercise price, upper (in usd per share)	$ 85.14
Options outstanding (in shares) | shares	77,210,000.0
Weighted average remaining contractual term (years)	1 year 9 months 25 days
Weighted average exercise price (in usd per share)	$ 71,870
Options Exercisable (in shares) | shares	74,026,000.0
Weighted average exercise price of options exercisable (in usd per share)	$ 71,300
$96.74
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, upper (in usd per share)	$ 96.74
Options outstanding (in shares) | shares	29,050,000.0
Weighted average remaining contractual term (years)	3 years 4 months 13 days
Weighted average exercise price (in usd per share)	$ 96,740
Options Exercisable (in shares) | shares	29,050,000.0
Weighted average exercise price of options exercisable (in usd per share)	$ 96,700
$151.63-224.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	151.63
Range of exercise price, upper (in usd per share)	$ 224.18
Options outstanding (in shares) | shares	72,698,000.0
Weighted average remaining contractual term (years)	5 years 1 month 13 days
Weighted average exercise price (in usd per share)	$ 181,490
Options Exercisable (in shares) | shares	50,257,000.0
Weighted average exercise price of options exercisable (in usd per share)	$ 162,400